SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class [Table Text Block]

The Company had 14,969,150 and 15,018,483 ordinary shares (no par value) issued and outstanding as of December 31, 2011 and June 30, 2012, respectively. On June 30, 2012, the total number of authorized shares was 19,656,317. Authorized capital is as follows:

	December 31, 2011	June 30, 2012
Issued and outstanding	14,969,150	15,018,483
Reserved for share option plans	4,687,167	4,637,834
	19,656,317	19,656,317